Variable Interest Entities (Assets and Liabilities of Consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016
Variable Interest Entity [Line Items]
Total assets		¥ 300,400,980	¥ 297,185,019
Consolidated assets, Cash and due from banks		30,987,492	25,682,741	¥ 20,973,925	¥ 8,656,322
Consolidated assets, Interest-earning deposits in other banks		39,128,016	38,327,029
Consolidated assets, Trading account assets		41,390,111	41,320,049
Consolidated assets, Investment securities		40,613,631	43,233,581
Consolidated assets, Loans		117,319,242	117,032,784
Total liabilities		284,920,607	282,420,311
Consolidated liabilities, Deposits		191,784,775	190,401,623
Consolidated liabilities, Long-term debt		30,133,040	27,743,443
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total assets		19,944,347	15,173,861
Consolidated assets, Cash and due from banks		191	186
Consolidated assets, Interest-earning deposits in other banks		17,227	12,048
Consolidated assets, Trading account assets		575,210	539,809
Consolidated assets, Investment securities		1,784,178	1,637,587
Consolidated assets, Loans		17,242,982	12,713,190
Consolidated assets, All other assets		324,559	271,041
Total liabilities		741,525	619,462
Consolidated liabilities, Deposits
Consolidated liabilities, Other short-term borrowings		39,694	22,044
Consolidated liabilities, Long-term debt		585,826	547,971
Consolidated liabilities, All other liabilities		116,005	49,447
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member]
Variable Interest Entity [Line Items]
Total assets		26,529,153	21,963,022
Consolidated assets, Cash and due from banks		30,953	49,038
Consolidated assets, Interest-earning deposits in other banks		57,001	84,554
Consolidated assets, Trading account assets		581,371	556,723
Consolidated assets, Investment securities		1,863,563	1,706,673
Consolidated assets, Loans		23,650,961	19,276,160
Consolidated assets, All other assets		345,304	289,874
Total liabilities		25,668,166	21,149,739
Consolidated liabilities, Deposits		6,520,112	6,676,198
Consolidated liabilities, Other short-term borrowings		5,379,832	5,477,471
Consolidated liabilities, Long-term debt		12,961,163	8,317,087
Consolidated liabilities, All other liabilities		807,059	678,983
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets		7,409,619	7,332,485
Consolidated assets, Cash and due from banks		30,602	48,688
Consolidated assets, Interest-earning deposits in other banks		21,099	34,690
Consolidated assets, Trading account assets		7,251	23,423
Consolidated assets, Investment securities		1,600,634	1,485,377
Consolidated assets, Loans		5,742,584	5,733,202
Consolidated assets, All other assets		7,449	7,105
Total liabilities		7,424,800	7,357,874
Consolidated liabilities, Other short-term borrowings		5,304,961	5,397,811
Consolidated liabilities, Long-term debt		1,477,059	1,379,498
Consolidated liabilities, All other liabilities		642,780	580,565
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets		804,668	712,694
Consolidated assets, Interest-earning deposits in other banks		6,521	9,020
Consolidated assets, Trading account assets		557,165	511,924
Consolidated assets, Investment securities		13,512	15,611
Consolidated assets, All other assets		227,470	176,139
Total liabilities		55,828	2,882
Consolidated liabilities, All other liabilities		55,828	2,882
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets		210,698	226,380
Consolidated assets, Interest-earning deposits in other banks		1,964	2,310
Consolidated assets, Loans		159,922	172,008
Consolidated assets, All other assets		48,812	52,062
Total liabilities		125,498	135,667
Consolidated liabilities, Other short-term borrowings		314	573
Consolidated liabilities, Long-term debt		121,152	128,804
Consolidated liabilities, All other liabilities		4,032	6,290
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets		112,879	77,211
Consolidated assets, Trading account assets		16,638	20,783
Consolidated assets, Investment securities		96,241	56,428
Total liabilities		111,951	76,713
Consolidated liabilities, Other short-term borrowings		13,194	4,000
Consolidated liabilities, Long-term debt		94,531	72,096
Consolidated liabilities, All other liabilities		4,226	617
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Securitization of MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Total assets	[1]	11,335,610	6,798,561
Consolidated assets, Loans	[1]	11,310,184	6,775,344
Consolidated assets, All other assets	[1]	25,426	23,217
Total liabilities	[1]	11,302,407	6,768,108
Consolidated liabilities, Other short-term borrowings	[1]	29,849	29,637
Consolidated liabilities, Long-term debt	[1]	11,266,685	6,734,855
Consolidated liabilities, All other liabilities	[1]	5,873	3,616
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Securitization of MUFG Group's Assets [Member] | Housing Loan Trusts [Member]
Variable Interest Entity [Line Items]
Total assets		10,387,311	5,793,956
Total liabilities		10,387,311	5,793,956
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets		6,604,632	6,749,808
Consolidated assets, Interest-earning deposits in other banks		8,381	7,681
Consolidated assets, Trading account assets		317	593
Consolidated assets, Investment securities		153,134	149,205
Consolidated assets, Loans		6,423,380	6,578,701
Consolidated assets, All other assets		19,420	13,628
Total liabilities		6,597,674	6,743,464
Consolidated liabilities, Deposits		6,520,112	6,676,198
Consolidated liabilities, All other liabilities		77,562	67,266
Consolidated VIEs [Member] | Consolidated VIEs before Elimination [Member] | Others [Member]
Variable Interest Entity [Line Items]
Total assets		51,047	65,883
Consolidated assets, Cash and due from banks		351	350
Consolidated assets, Interest-earning deposits in other banks		19,036	30,853
Consolidated assets, Investment securities		42	52
Consolidated assets, Loans		14,891	16,905
Consolidated assets, All other assets		16,727	17,723
Total liabilities		50,008	65,031
Consolidated liabilities, Other short-term borrowings		31,514	45,450
Consolidated liabilities, Long-term debt		1,736	1,834
Consolidated liabilities, All other liabilities		16,758	17,747
Consolidated VIEs [Member] | Amounts Eliminated in Consolidation [Member]
Variable Interest Entity [Line Items]
Total assets		(6,584,806)	(6,789,161)
Consolidated assets, Cash and due from banks		(30,762)	(48,852)
Consolidated assets, Interest-earning deposits in other banks		(39,774)	(72,506)
Consolidated assets, Trading account assets		(6,161)	(16,914)
Consolidated assets, Investment securities		(79,385)	(69,086)
Consolidated assets, Loans		(6,407,979)	(6,562,970)
Consolidated assets, All other assets		(20,745)	(18,833)
Total liabilities		(15,403,314)	(10,843,144)
Consolidated liabilities, Other short-term borrowings		(2,976,786)	(3,034,973)
Consolidated liabilities, Long-term debt		(12,374,752)	(7,766,722)
Consolidated liabilities, All other liabilities		(51,776)	(41,449)
Consolidated VIEs [Member] | Amount of Liabilities with Recourse to General Credit of MUFG Group [Member]
Variable Interest Entity [Line Items]
Total liabilities		(9,523,327)	(9,687,133)
Consolidated liabilities, Deposits		(6,520,112)	(6,676,198)
Consolidated liabilities, Other short-term borrowings		(2,363,352)	(2,420,454)
Consolidated liabilities, Long-term debt		(585)	(2,394)
Consolidated liabilities, All other liabilities		¥ (639,278)	¥ (588,087)

[1]	Securitization of the MUFG Group's assets includes ¥5,793,956 million and ¥10,387,311 million of assets primarily consisting of loans and the same amounts of liabilities primarily consisting of long-term debt relating to eligible beneficiary interests in housing loan trusts as of March 31, 2017 and September 30, 2017, respectively. For more information, see analysis of each transaction category in Note 26 to the consolidated financial statements for the fiscal year ended March 31, 2017.